Commitments and Contingencies - Schedule of Rent Expense (Details) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Mar. 14, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Rent expense				$ 3,026	$ 2,953
Successor [Member]
Rent expense	$ 79
Predecessor [Member]
Rent expense		$ 394	$ 454